SCHEDULE OF AMOUNT DUE TO RELATED PARTIES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Amount due to related party	$ 1,335	$ 1,383
PT. Wiranusa Karana Mardika [Member]
Related Party Transaction [Line Items]
Amount due to related party	$ 1,335	$ 1,383